Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Total	£ 264,847	£ 160,266
United Kingdom
Disclosure of geographical areas [line items]
Total	35,803	40,112
North America
Disclosure of geographical areas [line items]
Total	67,877	29,431
Europe
Disclosure of geographical areas [line items]
Total	146,357	75,358
RoW
Disclosure of geographical areas [line items]
Total	£ 14,810	£ 15,365